26 EMPLOYEE BENEFITS (Details 4) - Benefits of Pension Plans [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EmployeeBenefitsLineItems [Line Items]
Cost of current service	R$ 1,093	R$ 1,169	R$ 1,285
Interest cost	283,487	304,132	322,359
Expected return on plan assets	(314,102)	(327,830)	(360,013)
Interest on the asset ceiling effect	21,502	16,340	26,843
Total costs / (income), net	R$ (8,020)	R$ (6,189)	R$ (9,526)